Finance Income and Finance Expense - Summary of Finance Income and Finance Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income, expense, gains or losses of financial instruments [abstract]
Net gain on conversion of convertible financial instruments			$ 64,143
Change in fair value of 2020 convertible notes (Note 17)			52,267
Change in fair value of Series B preferred shares (Note 16)			48,956
Change in fair value of Stock Warrants	[1]	$ 10,068
Gain on sublease		3,608
Lease interest income		626
Interest Income		317	60	$ 581
Foreign exchange gain				21,908
Other				11
Finance income		14,619	165,426	22,500
Interest expense (cash)		(27,546)	(29,954)	(12,695)
Interest expense (non-cash)		(11,412)	(43,939)	(18,152)
Lease liability interest expense (Note 24)		(4,464)	(2,501)	(751)
Change in fair value of instrument financing arrangement (Note 25)		(9,950)
Foreign exchange loss		(81,384)	(14,594)
Government assessment	[2]	(1,177)
Dividend on preferred shares (Note 16)			(16,156)	(23,578)
Debt extinguishment fee (cash)			(3,636)
Debt extinguishment fee (non-cash)			(4,170)	(5,647)
Change in fair value of 2020 convertible notes (Note 17)				(102,548)
Change in fair value of Series B preferred shares (Note 16)				(9,351)
Change in fair value of Stock Warrants			(2,875)
Other		(524)	(109)
Finance expense		$ (136,457)	$ (117,934)	$ (172,722)

[1]	Relates to liability classified warrants from the Merger (Note 2)
[2]	Retroactive assessment by a foreign government to all entities selling certain medical related products to the government.